GRANTS RECEIVABLE AND OTHER CURRENT ASSETS - Additional Information (Details) - CAD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2024	Aug. 31, 2022	Jan. 31, 2022	Dec. 31, 2025	Dec. 31, 2024
GRANTS
Grant receivable				$ 41
Deferred grants				185	$ 785
Saint-Michel-des-Saints
GRANTS
Grant receivable				0	0
Deferred grants				185	33
Sustainable Development Technology Canada Agreement 1
GRANTS
Government grant awarded		$ 5,750
Grant receivable				254	0
Transition Energetique Quebec
GRANTS
Government grant awarded			$ 3,000
Consortium De Recherche Etd Innovation En Transformation Metallique Au Quebec (CRITM)
GRANTS
Government grant awarded	$ 500
Grant receivable				$ 110	$ 60